INCOME TAX - Effective Tax Reconciliation (Details)	8 Months Ended
Dec. 31, 2020
INCOME TAX
Statutory federal income tax rate	21.00%
State taxes, net of federal tax benefit	0.00%
Valuation allowance	(24.30%)
Income tax provision	(3.30%)